Cash Flow Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
(a) Reconciliation of Net Loss to Net Cash Flows From Operations
Net loss	$ (13,456,800)	$ (12,337,830)	$ (8,265,737)
Non-cash items
Depreciation of property and equipment	25,988	29,696	21,799
Depreciation on leased assets	86,439
Non-cash issue of equity in consideration of operating expenses	(12,016)	89,138	764,539
Foreign exchange (gain) loss	(262,977)	(403,879)	278,118
Changes in assets and liabilities
Decrease (increase) in trade and other receivables	4,768,176	(1,677,087)	(116,837)
Decrease (increase) in other current assets	53,633	(365,144)	18,988
(Decrease) increase in trade and other payables	(648,570)	662,926	1,162,812
(Decrease) in other current liabilities	(1,577)
Increase (decrease) in provision for employee entitlements	16,582	47,362	(108,869)
Net cash flows used in operating activities	(9,431,122)	(13,954,818)	(6,245,188)
Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	9,196,892	14,399,904	15,235,556
Closing cash and cash equivalents balance	$ 9,196,892	$ 14,399,904	$ 15,235,556	$ 21,884,957